SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Global Bond Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.

Please Retain This Supplement for Future Reference

July 24, 2014 PROSTKR‐422